NOTES PAYABLE AND OTHER DEBT (Capital Lease Obligation) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 17,888		$ 17,892
2014	17,888		17,892
2015	17,888		17,892
2016	13,416		17,892
2017			8,946
Total	67,080		80,514
Less interest	(6,086)		(8,645)
Capital lease obligations	60,994		71,869
Less current portion	(15,155)		(14,593)
Long-term portion	45,839		57,276
Equipment purchased under capital lease		78,896	78,896
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Periodic payment, amount	1,491		1,491
Interest rate	5.05%			5.05%
Debt Instrument Bargain Purchase Price End Of Lease	$ 1		$ 1